Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax
11. Income Taxes
The effective income tax rates for continuing operations for the quarters ended March 31, 2022 and March 31, 2021, were
 0%. The effective tax rate is primarily driven by a full valuation allowance against the Company’s deferred tax assets due to historical and current losses incurred.

11.	Income Taxes
Loss before income taxes consisted of the following:

	Year Ended December 31,
	2021	2020	2019
United States	$(4,092,348)	$(1,742,747)	$(3,290,679)
Brazil	(11,774,438)	(7,883,195)	(4,394,840)

Total	$(15,866,786)	$(9,625,942)	$(7,685,519)

Income taxes consisted of the following:

	United States (21%)	State and local (5%)	Brazil (34%)	Total	Valuation allowance	Total
2021
Current	—	—	—	—	—	—
Deferred	$(871,006)	$(204,567)	$(3,929,123)	$(5,004,696)	$5,004,696	—
2020
Current	—	—	—	—	—	—
Deferred	$(374,301)	$(87,114)	$(2,680,556)	$(3,141,971)	$3,141,971	—
2019
Current	—	—	—	—	—	—
Deferred	$(734,239)	$(164,534)	$(1,483,969)	$(2,382,742)	$2,382,742	—
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Statutory U.S. federal tax rate	21%	21%	21%
State and local taxes	5%	5%	5%
Reserves	0%	0%	1%

Valuation allowance	-26%	-26%	-27%

Effective tax rate	0%	0%	0%

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

	December 31,
	2021	2020	2019
Deferred tax assets:
Net operating loss carryforwards (i)	$12,555,225	$7,615,613	$4,477,240
Federal R&D Credit (ii)	351,985	340,162	331,741
Accrued benefits	63,153	9,892	14,715
Uncertain Tax Position—R&D Reserve	(70,397)	(68,032)	(66,349)

Total deferred tax assets	12,899,966	7,897,635	4,757,347

Less valuation allowance	(12,899,966)	(7,897,635)	(4,757,347)

Net deferred tax assets	$—	$—	$—

(i)	Net operating losses carryforwards do not expire.
(ii)	These credits expire after 20 years after their initial recognition if the entity is not able to utilize them.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The UAM Business considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is not more likely than not that the UAM Business will realize the benefits of its deductible differences. The valuation allowance increased $5,002,331 during the year ended December 31, 2021 primarily due to an increase in the net operating losses.
The UAM Business has no history of tax audits on a standalone basis, nevertheless the UAM Business believes it has provided adequate reserves for all tax deficiencies or reductions in tax benefits that could result from federal, state and foreign tax audits. The UAM Business regularly assesses the likely outcomes of these audits in order to determine the appropriateness of the UAM Business’s tax provision. As a separate taxpayer under a separate return method, the UAM Business would be deemed to file a US federal, US state, and Brazil federal tax returns. Pursuant to these hypothetical filings, uncertain tax benefits are recorded based on largest amount of tax benefit with a greater than 50 percent probability of being realized upon ultimate settlement with the applicable taxing authority, assuming the taxing authority has full knowledge of all relevant information. The UAM Business’s operating results and related tax positions are a component of either a legal entity and/or a larger group of entities that file tax returns. The UAM Business is not considered to be the primary obligor for uncertain tax benefits taken. Therefore, unrecognized tax benefits for uncertain tax positions taken for the years ended December 31, 2021, 2020 and 2019 are reflected in the provision but are deemed to have been assumed by ERJ and not reflected in the UAM Business’s ending balance sheets for the periods reported. The UAM Business has no unrecognized tax benefits as of December 31, 2021 and 2020. The UAM Business will recognize interest and penalties, if any, related to uncertain tax positions in income tax expenses. As of December 31, 2021, 2020 and 2019 no interest or penalties have been accrued due to uncertain tax positions.
The net operating losses for 2021, 2020 and 2019 were generated mainly due to expenditures with R&D projects of the UAM Business and administrative expenses to support the R&D process. Under a separate tax return methodology, the $40,150,911 of net operating losses are deemed “hypothetical” losses of the UAM Business for purposes of these financial statements. This amount is comprised of $13,688,062 in the US (for Federal and State taxes) and $ 26,462,849 in Brazil.

Zanite Acquisition Corp [Member]
Income Tax
NOTE 9. INCOME TAX
The Company’s net deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax asset
Net operating loss carryforward	$53,413	$16,318
Startup/Organization Expenses	1,296,584	57,364

Total deferred tax assets	1,349,997	73,682
Valuation allowance	(1,349,997)	(73,682)

Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(1,276,315)	(73,682)
State and Local
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,276,315	73,682

Income tax provision	$—	$—

As of December 31, 2021, the Company had $254,349 of U.S. federal and state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the change in the valuation allowance was $1,276,315. For the period from August 7, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $73,682.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of derivative liabilities	(29.8)%	(19.5)%
Transaction costs allocated to warrant issuance	0.0%	(1.1)%
Change in valuation allowance	8.8%	(0.4)%

Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.